Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
Note 1 — Organization and Business Operations
Alpha Healthcare Acquisition Corp. III (the “Company”) is a blank check company incorporated as a Delaware corporation and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“Business Combination”). On January 4, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Carmell Therapeutics Corporation, a Delaware corporation (“Carmell”).
The Company has selected December 31 as its fiscal year end.
As of March 31, 2023, the Company has not yet commenced any operations. All activity from January 21, 2021 (inception) through March 31, 2023 relates to the Company’s formation, the IPO (as defined below), and activities necessary to identify a potential target and prepare for a Business Combination. Since our IPO, we have not generated any operating revenues, and do not expect to generate any operating revenues, until at least after completion of our initial Business Combination, if at all.
The registration statement for the Company’s initial public offering (the “IPO”) was declared effective on July 26, 2021. On July 29, 2021 (“IPO Date”), the Company consummated the IPO of 15,000,000 units (the “Public Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Public Unit, generating gross proceeds of $150,000,000, which is described in Note 3. In connection with the IPO, the Company also granted the underwriters a
45-day
option to purchase an additional 2,250,000 Public Units at the IPO price.
Simultaneously with the closing of the IPO, the Company consummated the sale of 455,000 units (each, a “Private Placement Unit” and, collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to AHAC Sponsor III LLC (the “Sponsor”), generating gross proceeds of $4,550,000, which is described in Note 4. Each Private Placement Unit contains one share of Class A common stock (the “Private Placement Share”) and one fourth of one warrant (one whole warrant, a “Private Placement Warrant”).
At the IPO Date, transaction costs amounted to $3,461,151, consisting of $3,000,000 of underwriting fees and $461,151 of other offering costs. The Company also accrued underwriting fees of $5,250,000 that will be paid only if a Business Combination is entered into. In addition, cash of $1,550,000 was held outside of the Trust Account (as defined below) and was available for the payment of offering costs and for working capital purposes.
At the IPO Date, the Sponsor also transferred to certain investors a total of 225,000 of Founders shares (Note 4)
(“Non-Risk
Incentive Private Shares”) as compensation for their commitment to purchase the Public Units sold in the IPO. The Company estimated the aggregate fair value of these shares to be $1,186,448, or $5.27 per share. The fair value of the
Non-Risk
Incentive Private Shares was determined to be a contribution from the Sponsor for offering costs in accordance with Staff Accounting Bulletin Topic 5T. These offering costs were allocated to the Public Units and charged to shareholder’s equity upon the completion of the IPO.
At the IPO Date, the Sponsor also transferred to certain other investors the total of 600,900 of Founders shares (“Risk Incentive Private Shares”) as a compensation for their commitment to acquire at least 9.9% of the Public Units sold in the IPO. These Risk Incentive Private Shares are subject to forfeiture if the investors sell their Public Units prior to the closing of the initial Business Combination. The fair value of these Risk Incentive Private Shares is equal to the fair value of the
Non-Risk
Incentive Private Shares. Due to the high probability of forfeiture, the fair value of these Risk Incentive Private Shares will be recorded as a capital contribution from the Sponsor upon the closing of the initial Business Combination.

On August 3, 2021, the Underwriters partially exercised their overallotment option and purchased 444,103 additional Public Units for a total amount of $4,441,030 resulting from the partial over-allotment exercise. The Company also issued 8,882 Private Placement Units, generating additional $88,820 in gross proceeds. Transaction costs related to the Underwriters’ partial over-allotment exercise amounted to $92,070, consisting of $88,820 of underwriting fees and $3,250 of other offering costs. The Company has also accrued additional underwriting fees of $155,436 that will be paid only if a business combination is entered into.
The total issuance costs of $
10,145,105
were allocated to the Class A common shares subject to possible redemption and the Public Warrants based on their relative fair values with $
9,905,857
to the Class A shares subject to possible redemption and $
239,247
to the Public Warrants.
Following the closing of the IPO on July 29, 2021, an amount of $154,441,030 ($10.00 per Public Unit) from the net proceeds of the sale of the Public Units in the IPO, including the Public Units sold upon the exercise of the over-allotment option, and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a) (16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule
2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company. Except for the withdrawal of interest income to pay the income, the Company’s amended and restated certificate of incorporation and subject to the requirements of law and regulation, provides that none of the funds held in the Trust Account will be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of the public shares if the Company is unable to consummate an initial Business Combination within 24 months from the closing of the Public Offering (the “Combination Period”), subject to applicable law, and (c) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within the Combination Period or with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination.
The Company’s Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held in trust and taxes payable on the interest earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete an initial Business Combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a shareholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest (net of taxes payable), divided by the number of then outstanding public shares. The amount in the Trust Account is initially anticipated to be $10.00 per public share.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.
If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to consummate an initial Business Combination within the Combination Period.
The Sponsor has agreed (i) to waive its redemption rights with respect to any Founder Shares, Private Placement Shares and public shares held by it in connection with the completion of the initial Business Combination, (ii) to waive its rights to liquidating distributions from the Trust Account with respect to any Founder Shares or Private Placement Shares held by it if the Company fails to complete its Business Combination within the Combination Period, although the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any public shares it holds if the Company fails to complete its Business Combination within such time period, (iii) not to propose any amendment to the Company’s amended and restated certificate of incorporation that would modify the substance or timing of its obligation to redeem 100% of the public shares if the Company does not complete its initial Business Combination within the Combination Period or with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides its public shareholders with the opportunity to redeem their shares, and (iv) to vote any Founder Shares held by it and any public shares purchased during or after the Public Offering in favor of the Company’s initial Business Combination.
The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per share due to reductions in the value of the trust assets, in each case less taxes payable, provided that such liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Business Combination Agreement—Proposed Business Combination with Carmell Therapeutics Corporation
On January 4, 2023, the Company entered into the Business Combination Agreement with Merger Sub and Carmell. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Carmell, with Carmell surviving as a wholly-owned subsidiary of the Company (the “Carmell Business Combination”). Upon the closing of the Carmell Business Combination (the “Closing”), it is anticipated that the Company will change its name to “Carmell Therapeutics Corporation” and its ticker symbol on the Nasdaq Stock Market (“Nasdaq”) is expected to change to “CTCX” and have the Class A common stock listed for trading with such trading ticker.
The below description of the Business Combination Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with the Current Report on Form
8-K
filed on January 4, 2023, as Exhibit 2.1. Capitalized terms used but not otherwise defined herein will have the meanings given to them in the Business Combination Agreement.
The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Carmell. Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of Carmell in exchange for shares of the Company’s Class A common stock, based on an implied Carmell equity value of $150,000,000, to be paid to Carmell stockholders at the effective time of the Carmell Business Combination.
Pursuant to the Business Combination Agreement, at or prior to the effective time of the Business Combination, each option and warrant exercisable for Carmell equity that is outstanding immediately prior to the effective time of the Business Combination shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such options and warrants, subject to adjustments to exercise price and number of shares of Class A common stock issued upon exercise.
The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Carmell, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and Closing. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at Closing, except for those covenants and agreements that, by their terms, contemplate performance after Closing. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions and things necessary to consummate and expeditiously implement the Carmell Business Combination.
The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including, without limitation, (i) by the Company or Carmell, if (a) the Closing has not occurred by June 30, 2023 and (b) a breach of the covenants or obligations of the other party (Carmell, on one hand, or the Company or Merger Sub, on the other hand) seeking to terminate the Business Combination Agreement did not proximately cause the failure to consummate the Business Combination; (ii) by the Company or Carmell, in the event an applicable governmental, regulatory or administrative authority has issued a final and non-appealable
order having the effect of permanently restraining, enjoining or otherwise prohibiting the Carmell Business Combination; (iii) by the Company or Carmell, if Carmell or the Company or Merger Sub, as applicable, has breached any of its respective representations, warranties, agreements or covenants contained in the Business Combination Agreement, such failure or breach would render certain conditions precedent to the Closing incapable of being satisfied, and such breach or failure is not cured within 30 days of written notice thereof; (iv) by the Company or Carmell if the Company’s stockholder meeting to vote on the Carmell Business Combination has been held and the Company stockholder approval has not been obtained; (v) by the Company, if the Carmell stockholder approval is not obtained within five (5) business days following the time at which a registration statement on Form
S-4
relating to the approval by the Company’s stockholders of the Carmell Business Combination filed with the Securities and Exchange Commission (the “SEC”) by the Company is declared effective under the Securities Act of 1933, as amended; or (vi) by mutual written consent of the Company and Carmell.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Business Combination Agreement).
Liquidity and Going Concern
As of March 31, 2023, the Company had cash outside the Trust Account of $16,133 available for working capital needs. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem common stock. Up to $100,000 of interest and dividends earned in the Trust Account are available to pay dissolution expenses, if necessary, and the Company may withdraw dividend and interest income earned in the Trust Account to pay income and franchise taxes. As of March 31, 2023 and December 31, 2022, none of the principal amount in the Trust Account was withdrawn as described above.
As of March 31, 2023, the Company had cash, negative working capital and an accumulated deficit of $16,133, ($2,495,637
)

and $1,308,073, respectively. The $16,133 held outside of the Trust Account may not be sufficient to allow the Company to operate until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate, no later than July 29, 2023. The Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
The Company has until July 29, 2023 to consummate the initial Business Combination. It is uncertain whether the Company will be able to consummate the proposed Business Combination by this date. If a Business Combination is not consummated by this date, then, unless that time is extended, there will be a mandatory liquidation and subsequent dissolution of the Company. Extension of the business combination period would require an amendment to the Company’s amended and restated certificate of incorporation. Amending the amended and restated certificate of incorporation will require the approval of holders of 65% of the Company’s common stock, and, in connection with this, amending the warrant agreement will require a vote of holders of at least a majority of the public warrants (which may include public warrants acquired by the Sponsor or its affiliates in this offering or thereafter in the open market). In addition, the amended and restated certificate of incorporation requires the Company to provide its public stockholders with the opportunity to redeem their public shares for cash if the Company proposes an amendment to the amended and restated certificate of incorporation (A) to modify the substance or timing of its obligation to allow redemption in connection with the initial business combination or certain amendments to the charter prior thereto or to redeem 100% of the Company’s public shares if the Company does not complete the initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial
business combination activity.
As disclosed in the Company’s Form
8-K
filed with the SEC on March 29, 2023, the Company received a written notice (the “Notice”) from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(3), which requires the Company to have at least 300 public holders for continued listing on the Nasdaq Capital Market (the “Minimum Public Holders Rule”). The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq Capital Market.

The Notice gave the Company 45 calendar days to submit a plan to regain compliance with the Minimum Public Holders Rule. The Company submitted a plan to regain compliance with the Minimum Public Holders Rule within the required timeframe. If Nasdaq accepts the Company’s plan, Nasdaq may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Public Holders Rule. If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.
These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate, no later than July, 29, 2023. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
The Company believes that the proceeds raised in the IPO and the funds potentially available from loans from the sponsor or any of their affiliates will be sufficient to allow the Company to meet the expenditures required for operating its business. However, if the estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete the Business Combination or because the Company becomes obligated to redeem a significant number of public shares upon completion of the Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination.

Note 1 — Organization and Business Operations
Alpha Healthcare Acquisition Corp. III is a blank check company incorporated as a Delaware corporation and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On January 4, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Carmell Therapeutics Corporation, a Delaware corporation (“Carmell”).
The Company has selected December 31 as its fiscal year end.
As of December 31, 2022, the Company has not yet commenced any operations. All activity from January 21, 2021 (inception) through December 31, 2022, relates to the Company’s formation, the IPO (as defined below), and activities necessary to identify a potential target and prepare for a Business Combination. Since our IPO, we have not generated any operating revenues, and do not expect to generate any operating revenues, until at least after completion of our initial Business Combination, if at all.
The registration statement for the Company’s initial public offering (“IPO”) was declared effective on July 26, 2021. On July 29, 2021 (“IPO Date”), the Company consummated the IPO of 15,000,000 units (the “Public Units” and, with respect to the shares of Class A common stock included in the Public Units sold, the “Public Shares”), at $10.00 per Public Unit, generating gross proceeds of $150,000,000, which is described in Note 3. In connection with the IPO, the Company also granted the underwriters a
45-day
option to purchase an additional 2,250,000 Public Units at the IPO price.
Simultaneously with the closing of the IPO, the Company consummated the sale of 455,000 units (each, a “Private Placement Unit” and, collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to AHAC Sponsor III LLC (the “Sponsor”), generating gross proceeds of $4,550,000, which is described in Note 4.
At the IPO Date, transaction costs amounted to $3,461,151, consisting of $3,000,000 of underwriting fees and $461,151 of other offering costs. The Company also accrued underwriting fees of $5,250,000 that will be paid only if a Business Combination is entered into. In addition, cash of $1,550,000 was held outside of the Trust Account (as defined below) and was available for the payment of offering costs and for working capital purposes.
At the IPO Date, the Sponsor also transferred to certain investors a total of 225,000 of Founders shares (Note 4)
(“Non-Risk
Incentive Private Shares”) as compensation for their commitment to purchase the Public Units sold in the IPO. The Company estimated the aggregate fair value of these shares to be $1,186,448, or $5.27 per share. The fair value of the
Non-Risk
Incentive Private Shares was determined to be a contribution from the Sponsor for offering costs in accordance with Staff Accounting Bulletin Topic 5T. These offering costs were allocated to the Public Units and charged to shareholder’s equity upon the completion of the IPO.
At the IPO Date, the Sponsor also transferred to certain other investors the total of 600,900 of Founders shares (“Risk Incentive Private Shares”) as a compensation for their commitment to acquire at least 9.9% of the Public Units sold in the IPO. These Risk Incentive Private Shares are subject to forfeiture if the investors sell their Public Units prior to the closing of the initial Business Combination. The fair value of these Risk Incentive Private Shares is equal to the fair value of the
Non-Risk
Incentive Private Shares. Due to the high probability of forfeiture, the fair value of these Risk Incentive Private Shares will be recorded as a capital contribution from the Sponsor upon the closing of the initial Business Combination.

On August 3, 2021, the Underwriters partially exercised their overallotment option and purchased 444,103 additional Public Units for a total amount of $4,441,030 resulting from the partial over-allotment exercise. The Company also issued 8,882 Private Placement Units, generating additional $88,820 in gross proceeds. Transaction costs related to the Underwriters’ partial over-allotment exercise amounted to $92,070, consisting of $88,820 of underwriting fees and $3,250 of other offering costs. The Company has also accrued additional underwriting fees of $155,436 that will be paid only if a business combination is entered into.
The total issuance costs of $10,145,105 were allocated to the Class A common shares subject to possible redemption and the Public Warrants (Note 6) based on their relative fair values with $9,905,857 to the Class A shares subject to possible redemption and $239,247 to the Public Warrants.
Following the closing of the IPO on July 29, 2021, an amount of $154,441,030 ($10.00 per Public Unit) from the net proceeds of the sale of the Public Units in the IPO, including the Public Units sold upon the exercise of the over-allotment option, and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a) (16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule
2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company. Except for the withdrawal of interest income to pay the income taxes, the Company’s amended and restated

certificate of incorporation and subject to the requirements of law and regulation, provides that none of the funds held in the Trust Account will be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of the public shares if the Company is unable to consummate an initial Business Combination within
24
months from the closing of the Public Offering (the “Combination Period”), subject to applicable law, and (c) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem
100
% of its public shares if the Company has not consummated an initial Business Combination within the Combination Period or with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination.
The Company’s Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held in trust and taxes payable on the interest earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete an initial Business Combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a shareholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination,

including interest (net of taxes payable), divided by the number of then outstanding public shares. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.
The shares of Class A common stock subject to possible redemption were recorded at redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.
If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to consummate an initial Business Combination within the Combination Period.
The Sponsor has agreed (i) to waive its redemption rights with respect to any Founder Shares, private placement shares and public shares held by it in connection with the completion of the initial Business Combination, (ii) to waive its rights to liquidating distributions from the Trust Account with respect to any Founder Shares or private placement shares held by it if the Company fails to complete its Business Combination within the Combination Period, although the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any public shares it holds if the Company fails to complete its Business Combination within such time period, (iii) not to propose any amendment to the Company’s amended and restated certificate of incorporation that would modify the substance or timing of its obligation to redeem 100% of the public shares if the Company does not complete its initial Business Combination within the Combination Period or with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides its public shareholders with the opportunity to redeem their shares, and (iv) to vote any Founder Shares held by it and any public shares purchased during or after the Public Offering in favor of the Company’s initial Business Combination.
The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $
10.00
per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per share due to reductions in the value of the trust assets, in each case less taxes payable, provided that such liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Business Combination Agreement – Proposed Business Combination with Carmell Therapeutics Corporation
On January 4, 2023, the Company entered into the Business Combination Agreement with Merger Sub and Carmell. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Carmell, with Carmell surviving as a wholly-owned subsidiary of the Company (the “Carmell Business Combination”). Upon the closing of the Carmell Business Combination (the “Closing”), it is anticipated that the Company will change its name to “Carmell Therapeutics Corporation” and its ticker symbol on the Nasdaq Stock Market (Nasdaq) is expected to change to “CTCX” and have the Class A common stock listed for trading with such trading ticker.
The below description of the Business Combination Agreement and the transactions contemplated thereby is not complete and is subject to, and qualified in its entirety by reference to, the actual agreement, a copy of which is filed with the Current Report on Form
8-K
filed on January 4, 2023, as Exhibit 2.1. Capitalized terms used but not otherwise defined herein will have the meanings given to them in the Business Combination Agreement.
The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Carmell. Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of Carmell in exchange for shares of the Company’s Class A common stock, based on an implied Carmell equity value of $150,000,000, to be paid to Carmell stockholders at the effective time of the Carmell Business Combination.
Pursuant to the Business Combination Agreement, at or prior to the effective time of the Business Combination, each option and warrant exercisable for Carmell equity that is outstanding immediately prior to the effective time of the Business Combination shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such options and warrants, subject to adjustments to exercise price and number of shares of Class A common stock issued upon exercise.
The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Carmell, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and Closing. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at Closing, except for those covenants and agreements that, by their terms, contemplate performance after Closing. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions and things necessary to consummate and expeditiously implement the Carmell Business Combination.
Under the Business Combination Agreement, the obligations of the parties to consummate the Carmell Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders and Carmell’s stockholders; (ii) the execution of the Investor Rights Agreement by the parties thereto; (iii) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iv) the absence of a Company Material Adverse Effect or ALPA Material Adverse

Effect (each, as defined in the Business Combination Agreement) since the date of the Business Combination Agreement that is continuing; (v) after giving effect to the transactions contemplated by the Business Combination Agreement, the Company has net tangible assets of at least $5,000,001 upon consummation of the Carmell Business Combination; (vi) the Company’s initial listing application with The Nasdaq Stock Market (“Nasdaq”) in connection with the Business Combination has been approved and, immediately following the effective time of the Carmell Business Combination, the Company has satisfied any applicable initial and continuing listing requirements of Nasdaq, and the Company has not received any notice of non-compliance therewith
that has not been cured or would not be cured, and the shares of the Company’s Class A Common Stock have been approved for listing on Nasdaq; (vii) the registration statement on Form
S-4
(the
“S-4 Registration
Statement”) has become effective, no stop order has been issued by the Securities and Exchange Commission (the “SEC”) and remains in effect with respect to the S-4 Registration
Statement, and no proceeding seeking such a stop order has been threatened or initiated by the SEC and remains pending; and (viii) Carmell shall have paid off all amounts due under the 10% Original Issue Discount Senior Secured Convertible Notes, dated as of January 19, 2023. Because the parties’ obligations to consummate the Business Combination are subject to the satisfaction or waiver of these (and other) conditions, there is no guarantee that the Carmell Business Combination will be consummated.
The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including, without limitation, (i) by the Company or Carmell, if (a) the Closing has not occurred by June 30, 2023 and (b) a breach of the covenants or obligations of the other party (Carmell, on one hand, or the Company or Merger Sub, on the other hand) seeking to terminate the

Business Combination Agreement did not proximately cause the failure to consummate the Business Combination; (ii) by the Company or Carmell, in the event an applicable governmental, regulatory or administrative authority has issued a final and non-appealable
order having the effect of permanently restraining, enjoining or otherwise prohibiting the Carmell Business Combination; (iii) by the Company or Carmell, if Carmell or the Company or Merger Sub, as applicable, has breached any of its respective representations, warranties, agreements or covenants contained in the Business Combination Agreement, such failure or breach would render certain conditions precedent to the Closing incapable of being satisfied, and such breach or failure is not cured within 30 days of written notice thereof; (iv) by the Company or Carmell if the Company’s stockholder meeting to vote on the Carmell Business Combination has been held and the Company stockholder approval has not been obtained; (v) by the Company, if the Carmell stockholder approval is not obtained within five (5) business days following the time at which a registration statement on Form
S-4
relating to the approval by the Company’s stockholders of the Carmell Business Combination filed with the SEC by the Company is declared effective under the Securities Act of 1933, as amended; or (vi) by mutual written consent of the Company and Carmell.
If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Business Combination Agreement).
Liquidity and Going Concern
As of December 31, 2022, the Company had cash outside the Trust Account of $187,664 available for working capital needs. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial Business Combination, and is restricted for use either in a Business Combination or to redeem common stock. Up to $100,000 of interest and dividends earned in the trust account are available to pay dissolution expenses, if necessary, and the Company may withdraw dividend and interest income earned in the Trust Account to pay income and franchise taxes. As of December 31, 2022, none of the amount in the Trust Account was withdrawn as described above.

Through December 31, 2022, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the founder shares and the remaining net proceeds from the sale of Private Placement Units held outside of the trust account, totaling $187,664 as of December 31, 2022. There were no withdrawals from the trust account through December 31, 2022 for payment of tax obligations.
As of December 31, 2022, we had cash, negative working capital and an accumulated deficit of $187,664, (1,396,312) and $6,018,111, respectively. The $187,664 held outside of the Trust Account may not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements, assuming that a Business Combination is not consummated during that time. The Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
The Company has until July 29, 2023 to consummate the initial Business Combination. It is uncertain whether the Company will be able to consummate the proposed Business Combination by this date. If a Business Combination is not consummated by this date, then, unless that time is extended, there will be a mandatory liquidation and subsequent dissolution of the Company. Extension of the business combination period would require an amendment to the Company’s amended and restated certificate of incorporation. Amending the amended and restated certificate of incorporation will require the approval of holders of 65% of the Company’s common stock, and, in connection with this, amending the warrant agreement will require a vote of holders of at least a majority of the Public Warrants (which may include Public Warrants acquired by the Sponsor or its affiliates in this offering or thereafter in the open market, see Note 6). In addition, the amended and restated certificate of incorporation requires the Company to provide its public stockholders with the opportunity to redeem their public shares for cash if the Company proposes an amendment to the amended and restated certificate of incorporation (A) to modify the substance or timing of its obligation to allow redemption in connection with the initial business combination or certain amendments to the charter prior thereto or to redeem 100% of the Company’s public shares if the Company does not complete the initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial
business combination activity.
These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
The Company believes that the proceeds raised in the IPO and the funds potentially available from loans from the sponsor or any of their affiliates will be sufficient to allow the Company to meet the expenditures required for operating its business. However, if the estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete the Business Combination or because the Company becomes obligated to redeem a significant number of public shares upon completion of the Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination.